AFBA 5STAR FUNDS
                                  (THE "TRUST")

                          AFBA 5STAR MID CAP VALUE FUND
                            AFBA 5STAR SMALL CAP FUND
     AFBA 5STAR LARGE CAP GROWTH FUND (FORMERLY, AFBA 5STAR USA GLOBAL FUND)
                            AFBA 5STAR BALANCED FUND
    AFBA 5STAR TOTAL RETURN BOND FUND (FORMERLY, AFBA 5STAR HIGH YIELD FUND)
                      AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                           (COLLECTIVELY, THE "FUNDS")

                              Institutional Series
                                 Class I Shares

     Supplement dated February 2, 2009 to the Prospectus dated July 31, 2008

             THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
               BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD
                   BE READ IN CONJUNCTION WITH THE PROSPECTUS

             CHANGE IN MINIMUM INITIAL INVESTMENT FOR CLASS I SHARES

Effective as of February 2, 2009, the paragraph for the minimum initial investment under "How to Purchase Shares" on page 30 of the Prospectus is replaced with the following paragraph:

MINIMUM INITIAL INVESTMENT
The minimum initial investment is $500 ($250 for IRAs and Uniform Transfers (Gifts) to Minors accounts) for all investors, including fee-based wrap accounts and members, eligible members and employees of AFBA, the 5Star Association and its affiliated companies.



INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.